Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of the Number and Weighted Average Exercise Prices Movements in Stock Options

The following table illustrates the number and weighted average exercise prices of, and movements in, stock options during the year:

		Weighted		Weighted
		average		average
	2022	exercise price	2021	exercise price
	Number stock options	€	Number stock options	€
Outstanding January 1,	2,470,295	9.18	1,465,295	1.85
Granted	742,500	16.12	1,144,000	15.80
Exercised	(31,257)	2.38	(34,000)	2.38
Forfeited	—	—	(105,000)	16.67
Outstanding December 31,	3,181,538	9.69	2,470,295	9.18

Summary of the Number and Weighted Average Purchase Prices Movements in RSU

The following table illustrates the number and weighted average purchase prices of, and movements in, RSUs during the year:

		Weighted		Weighted
		average		average
	2022	purchase price	2021	purchase price
	Number RSUs	€	Number RSUs	€
Outstanding January 1,	259,714	—	153,595	—
Granted	681,588	—	175,991	—
Vested	(65,846)	—	(57,372)	—
Forfeited	(79,762)	—	(12,500)	—
Outstanding December 31,	795,694	—	259,714	—

Summary of Fair Value Per Ordinary Share Pre-IPO at the Grant Based Upon Equity Value

The inputs used in the measurement of the fair value per ordinary share pre-IPO at the grant/measurement date based upon the total equity value was as follows:

January 1,
2021

Expected volatility (%)	85%
Expected life (years)	6.0
Risk-free interest rate (%)	-0.6%
Expected dividend yield	$—

Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula

The input used in the measurement of the fair value per option at each grant/measurements date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	June 1,	April 1,	January 1,	July 1,	June 25,	June 25,	February 4,	January 1,
	2022	2022	2022	2021	2021	2021	2021	2021
					Option 1	Option 2
Number of options	120,000	552,500	70,000	150,000	14,000	88,000	873,000	107,000
Fair value of the options	€11.89	€11.50	€9.08	€10.50	€10.90	€13.73	€11.88	€5.06
Fair value of the ordinary shares	€16.88	€16.42	€12.65	€14.67	€15.46	€15.46	€16.69	€7.25
Exercise price	€16.88	€16.42	€12.65	€14.67	€16.74	€2.38	€16.69	€7.25
Expected volatility (%)	80%	80%	85%	85%	85%	85%	85%	85%
Expected life (years)	6.1	6.1	6.1	6.1	6.1	4.6	6.1	6.0
Risk-free interest rate (%)	3.0%	2.6%	1.4%	1.2%	1.2%	-0.5%	0.8%	-0.6%
Expected dividend yield	-	-	-	-	-	-	-	-